SCHEDULE OF PRIOR YEAR RESTATEMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Less: Net income attributable to non-controlling interest
Net income for the year	$ 8	1,629	1,527
Non-controlling interest
Retained earnings to equity holder of the Company		1,629	1,527
Non-controlling interest
Accumulated other comprehensive loss	$ (127)	(1)
Retained earnings to equity holder of the Company		1,806
Consolidated Statements of Operations and Comprehensive income
Accumulated other comprehensive loss		(1)
Accumulated other comprehensive loss		(1)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Less: Net income attributable to non-controlling interest		82	77
Net income for the year		1,550	1,450
Non-controlling interest		82	77
Retained earnings to equity holder of the Company		1,550	1,450
Non-controlling interest		160
Accumulated other comprehensive loss		(4)
Retained earnings to equity holder of the Company		1,649
Consolidated Statements of Operations and Comprehensive income
Accumulated other comprehensive loss		(4)
Accumulated other comprehensive loss		(4)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Less: Net income attributable to non-controlling interest		(82)	(77)
Net income for the year		79	77
Non-controlling interest		(82)	(77)
Retained earnings to equity holder of the Company		79	$ 77
Non-controlling interest		(160)
Accumulated other comprehensive loss		3
Retained earnings to equity holder of the Company		157
Consolidated Statements of Operations and Comprehensive income
Accumulated other comprehensive loss		3
Accumulated other comprehensive loss		$ 3